Notes Related to the Consolidated Statement of Income (Loss) - Summary of Reconciliation of the Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Net loss for the period	€ (73,300)	€ (62,659)	€ (38,224)
Tax rate	28.00%	28.00%	28.00%
Theoretical tax expense or income	€ 20,524	€ 17,544	€ 10,703
Current year loss not capitalized	(20,803)	(18,143)	(11,222)
CICE (employment and competitiveness tax credit) not included in taxable income	0	0	35
Research tax credits	960	1,096	1,225
Share based compensation expense	(330)	(380)	(686)
Permanent differences	(350)	(117)	(54)
Other differences	(4)	1	(3)
Effective tax (loss) / income	€ (3)	€ 1	€ (2)